Principal activities and organization - Summary of principal subsidiaries, VIEs and subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2019
Bitauto Hong Kong Limited [Member]
Date of incorporation or acquisition	Apr. 27, 2010
Place of operations	Hong Kong
% of direct or indirect economic interest	100.00%
Beijing Bitauto Internet Information Company Limited [Member]
Date of incorporation or acquisition	Jan. 20, 2006
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Dalian Rongxin Financing Guarantees Company Limited [Member]
Date of incorporation or acquisition	Jun. 06, 2016
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Yixin Group Limited [Member]
Date of incorporation or acquisition	Nov. 19, 2014
Place of operations	Cayman Islands
% of direct or indirect economic interest	44.50%
Yixin Holding Hong Kong Limited [Member]
Date of incorporation or acquisition	Nov. 27, 2014
Place of operations	Hong Kong
% of direct or indirect economic interest	44.50%
Xinche Investment (Shanghai) Company Limited [Member]
Date of incorporation or acquisition	Jan. 16, 2015
Place of operations	PRC
% of direct or indirect economic interest	44.50%
Shanghai Yixin Financing Lease Company Limited [Member]
Date of incorporation or acquisition	Aug. 12, 2014
Place of operations	PRC
% of direct or indirect economic interest	44.50%
Tianjin Hengtong Jiahe Financing Lease Company Limited [Member]
Date of incorporation or acquisition	May 18, 2015
Place of operations	PRC
% of direct or indirect economic interest	44.50%
Xinjiang Wanxing Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jan. 24, 2018
Place of operations	PRC
% of direct or indirect economic interest	44.50%
Beijing Bitauto Information Technology Company Limited [Member]
Date of incorporation or acquisition	Nov. 30, 2005
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Beijing Easy Auto Media Company Limited [Member]
Date of incorporation or acquisition	Mar. 07, 2008
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Beijing Bitauto Interactive Advertising Company Limited [Member]
Date of incorporation or acquisition	Dec. 12, 2007
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Beijing Xinbao Information Technology Company Limited [Member]
Date of incorporation or acquisition	Feb. 02, 2008
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Tianjin Boyou Information Technology Company Limited [Member]
Date of incorporation or acquisition	May 16, 2014
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Beijing Bit EP Information Technology Company Limited ("Bit EP") [Member]
Date of incorporation or acquisition	Jun. 03, 2011
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Tianjin Bida Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jan. 17, 2017
Place of operations	PRC
% of direct or indirect economic interest	100.00%
Eminent Success Holdings Group Limited [Member]
Date of incorporation or acquisition	Jun. 26, 2018
Place of operations	British Virgin Islands
% of direct or indirect economic interest	44.50%
Rising Champion International Limited [Member]
Date of incorporation or acquisition	Jul. 10, 2018
Place of operations	Hong Kong
% of direct or indirect economic interest	44.50%
Tanjin Kars Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jun. 19, 2018
Place of operations	PRC
% of direct or indirect economic interest	44.50%
Beijing Yixin Information Technology Company Limited [Member]
Date of incorporation or acquisition	Jan. 09, 2015
Place of operations	PRC
% of direct or indirect economic interest	44.50%
Beijing Creative & Interactive Digital Technology Company Limited ("CIG", formerly known as Beijing C&I Advertising Company Limited) [Member]
Date of incorporation or acquisition	Dec. 30, 2002
Place of operations	PRC
% of direct or indirect economic interest	57.10%
Beijing Xinchuang Interactive Advertising Company Limited [Member]
Date of incorporation or acquisition	Jan. 19, 2017
Place of operations	PRC
% of direct or indirect economic interest	57.10%
Beijing Chehui Technology Company Limited [Member]
Date of incorporation or acquisition	Feb. 10, 2006
Place of operations	PRC
% of direct or indirect economic interest	57.10%